EARNINGS PER SHARE - Diluted Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Diluted
Income for the year	$ 106,895	$ 88,981
Weighted average number of common shares (thousands)
Weighted average number of common shares (millions)	328,889	318,720
Weighted average number of ordinary shares	351,883	333,910
Diluted earnings (loss) per share	$ 0.3	$ 0.27
Warrants
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	19,479	12,500
Options
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	1,363	770
RSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	778	572
DSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	874	848
Bonus shares
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	500	500